Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares U.S. ETF Trust
Supplement dated June 12, 2025
to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”)
for the iShares Commodity Curve Carry Strategy ETF (CCRV) (the “Fund”)
Change in the Fund’s “Summary of Principal Risks”
The section of the Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete the paragraph entitled “Non‑Diversification Risk”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Commodity Curve Carry Strategy ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares U.S. ETF Trust
Supplement dated June 12, 2025
to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”)
for the iShares Commodity Curve Carry Strategy ETF (CCRV) (the “Fund”)
Change in the Fund’s “Summary of Principal Risks”
The section of the Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete the paragraph entitled “Non‑Diversification Risk”.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.